INCOME TAXES (Details 4) (Allowance, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance
Movement of allowances
Beginning of the year	$ 54,140,359	$ 39,745,271	$ 2,082,609
Additions	4,670,785	14,530,536	37,769,025
Foreign exchange effect	(1,621,485)	(135,448)	(106,363)
Closing balance	$ 57,189,659	$ 54,140,359	$ 39,745,271